Foreign currency forward contracts (Details) In Thousands, unless otherwise specified	12 Months Ended														12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Foreign exchange forward contracts USD ($)	Dec. 31, 2013 Foreign exchange forward contracts CNY	Dec. 31, 2013 Foreign exchange forward contracts EUR (€)	Dec. 31, 2013 Foreign exchange forward contracts GBP (£)	Dec. 31, 2013 Foreign exchange forward contracts JPY (¥)	Dec. 31, 2012 Foreign exchange forward contracts USD ($)	Dec. 31, 2012 Foreign exchange forward contracts CNY	Dec. 31, 2012 Foreign exchange forward contracts EUR (€)	Dec. 31, 2012 Foreign exchange forward contracts GBP (£)	Dec. 31, 2011 Foreign exchange forward contracts CNY	Dec. 31, 2013 Foreign exchange forward contracts Not designated as hedging instruments CNY	Dec. 31, 2012 Foreign exchange forward contracts Not designated as hedging instruments CNY	Dec. 31, 2013 Foreign exchange forward contracts Cash Flow Hedge
Foreign currency forward contracts
Hedging period, cash flows associated with third-party sales															12 months
Notional amount of derivative contracts entered			$ 20,683		€ 64,254	£ 11,453	¥ 94,500	$ 87,119		€ 158,463	£ 4,153
Gain /(loss) from the change in the fair value on the effective portion of derivative contract	(11,755)	9,428
Gain/(loss) from the change in the fair value on the ineffective portion of derivative contract				(793)					9,303			33,323
Outstanding notional balances and the estimated fair value of derivative contracts
Notional amount					11,082			848					93,295	5,333
Estimate fair value													237	79